Stock-Based Compensation Plan - Weighted Average Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate			3.42%	2.43%
Expected volatility			129.00%	127.00%
Expected term in years			6 years	6 years
2022 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.00%	3.42%
Expected volatility	134.00%	129.00%
Expected term in years	6 years	6 years